Nature of Operations and Going Concern (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Nature of Operations and Going Concern
Year Of Incorporation	January 22, 1987
Deficit	$ (56.6)	$ (55.5)	$ (52.8)
Net Loss For The Year	$ 1.1	$ 3.1	$ 2.7